Exhibit 99.2

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of May 22, 2026
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of July 20, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E WILDFIRE RECOVERY FUNDING LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the June 1, 2026 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:    November 21, 2025 to May 21, 2026
Payment Date:        June 1, 2026

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Fixed Recovery Charge Remittances
	a.	Estimated Monthly Fixed Recovery Charges Remitted for November Collection Period[1]	$ 5,722.59
	b.	Estimated Monthly Fixed Recovery Charges Remitted for December Collection Period	22,896,634.07
	c.	Estimated Monthly Fixed Recovery Charges Remitted for January Collection Period	19,783,272.06
	d.	Estimated Monthly Fixed Recovery Charges Remitted for February Collection Period	18,177,883.36
	e.	Estimated Monthly Fixed Recovery Charges Remitted for March Collection Period	21,754,328.42
	f.	Estimated Monthly Fixed Recovery Charges Remitted for April Collection Period	21,599,320.25
	g.	Estimated Monthly Fixed Recovery Charges Remitted for May Collection Period[2]	17,484,856.80
i.	Total Estimated Fixed Recovery Charge Remittances		$ 121,702,017.55
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 405,771.49 46,598.26 1,144,365.17
vi.		General Subaccount Balance (sum of i and v above)	122,846,382.72
vii.		Excess Funds Subaccount Balance as of Prior Payment Date	2,367,761.21
viii.		Capital Subaccount Balance as of Prior Payment Date	22,414,217.71
ix.		Collection Account Balance (sum of vi -viii above)	$125,214,143.93

2.	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 412,905,211.00
ii.	Tranche A-2 Outstanding Amount		600,000,000.00
iii.	Tranche A-3 Outstanding Amount		500,040,000.00
iv.	Tranche A-4 Outstanding Amount		1,149,960,000.00
v.	Tranche A-5 Outstanding Amount		1,036,920,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		3,699,825,211.00

3.	Required Funding/Payments as of Current Payment Date:		$ 126,445,753.99
Principal			Principal Due
i.	Tranche A-1		$ 34,868,481.00
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	Tranche A-4		-
v.	Tranche A-5		-
vi.	For all Tranches of Recovery Bonds:		$34,868,481.00

1 November 2025 total remittances equaled $19,817,995.41 out of which $19,812,272.82 was reported in the Semi-Annual Certificate filed in November 2025
2 Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e. Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
vii. Tranche A-1	4.022%	180	$ 412,905,211.00	$ 8,303,523.79
viii. Tranche A-2	4.722%	180	600,000,000.00	14,166,000.00
ix. Tranche A-3	5.081%	180	500,040,000.00	12,703,516.20
x. Tranche A-4	5.212%	180	1,149,960,000.00	29,967,957.60
xi. Tranche A-5	5.099%	180	1,036,920,000.00	26,436,275.40
xii.	For all Tranches of Recovery Bonds:			$ 91,577,272.99

			Required Level	Funding Required
ix. Capital Subaccount			$19,500,000.00	-
4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts[3]			-
ii.	Servicing Fee			975,000.00
iii.	Administration Fee			50,000.00
iv.	Other Ongoing Financing Costs Expenses			20,500.00
v.	Semi-Annual Interest (including any past-due for prior periods)			91,577,272.99
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs			$ 492,820.76

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Interest Payment	$ 8,303.52	$ 8,303,523.79
2.	Tranche A-2 Interest Payment	14,166.00	14,166,000.00
3.	Tranche A-3 Interest Payment	12,703.52	12,703,516.20
4.	Tranche A-4 Interest Payment	29,967.96	29,967,957.60
5.	Tranche A-5 Interest Payment	26,436.28	26,436,275.40

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 3,699,825,211.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Principal Payment	$ 34,868.48	$ 34,868,481.00
2.	Tranche A-2 Principal Payment	-	-
3.	Tranche A-3 Interest Payment	- -
4.	Tranche A-4 Interest Payment	- -
5.	Tranche A-5 Principal Payment	-	-

viii.	Semi-Annual Principal		34,868,481.00
ix.	Deposit to Excess Funds Subaccount		-
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 121,702,017.55

3 Subject to $200,000 cap per annum

5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount[4]	$ 2,367,761.21
ii.	Capital Subaccount	2,723,332.57
iii.	Total Withdrawals	$ 5,091,093.78

6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 378,036,730.00
ii.	Tranche A-2	600,000,000.00
iii.	Tranche A-3	500,040,000.00
iv.	Tranche A-4	1,149,960,000.00
v.	Tranche A-5	1,036,920,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	3,664,956,730.00
vii.	Excess Funds Subaccount Balance	-
viii.	Capital Subaccount Balance	20,096,657.23
ix.	Aggregate Collection Account Balance	$20,096,657.23

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
			Tranche A-4 Interest Payment	-
			Tranche A-5 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-
			Tranche A-4 Principal Payment	-
			Tranche A-5 Principal Payment	-

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	i.	Capital Subaccount	$ -

4 Withdrawal reflects intra-period transfer of investment earnings under Section 1.ii.iv. to the General Subaccount

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:

PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MONICA KLEMANN
Name: Monica Klemann
Title: Senior Director, Assistant Treasurer